Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary (in millions) of our related party transactions as reported on our Consolidated Statements of Operations for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$111	$16	$864	$16

Other revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	—	—	1
Terminal Marine Services Agreement	1	1	2	2
Total other revenues—affiliate	1	1	2	3

Cost of sales—affiliate
Fees under the Pre-commercial LNG Marketing Agreement	—	1	—	1

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	—	—	1
Services Agreements	25	14	64	35
Other agreements	6	—	6	—
Total operating and maintenance expense—affiliate	31	14	70	36

General and administrative expense—affiliate
Services Agreements	18	25	63	68